Income Tax Expense - Disclosure of Deferred Tax Assets Liability Adjustments (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Deferred tax assets for unused tax losses not recognized comprises:
Unused tax losses for which no deferred tax asset has been recognized	$ 422,913,779	$ 399,133,050	$ 310,330,626
Total deferred tax assets for tax losses not recognized	$ 62,835,821	$ 61,624,110	$ 58,586,607